Operating leases	6 Months Ended
Jun. 30, 2025
Operating Leases
Operating leases

6.        Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2024 and June 30, 2025 in connection with the time charter-in vessel arrangements with an initial term exceeding 12 months amounted to $181,618 and $168,247, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities, current and non-current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.3%.

The time charter-in hire payments required to be made after June 30, 2025, for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2026	$36,446
June 30, 2027	34,448
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031 and thereafter	27,281
Total undiscounted lease payments	$196,106
Discount based on incremental borrowing rate	(27,859)
Present value of lease liability	168,247
Operating lease liabilities, current	28,009
Operating lease liabilities, non-current	140,238

The weighted average remaining lease term of these charter-in vessel arrangements as of June 30, 2025 is 5.7 years. The charter-in hire expenses for the long-term charter-in arrangements for the six-month periods ended June 30, 2024 and 2025 were $9,396 and $18,453, respectively, and are included under “Charter-in hire expenses” in the unaudited interim condensed consolidated income statements.

6.               Operating leases - continued:

b) Office rental arrangements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2024 and June 30, 2025 in connection with the office rental arrangements amounted to $2,891 and $2,859, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities, current and non-current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.3%. The office rental payments required to be made after June 30, 2025 for these outstanding operating lease liabilities are as follows:

Twelve month periods ending	Amount
June 30, 2026	$1,120
June 30, 2027	961
June 30, 2028	638
June 30, 2029	362
June 30, 2030	44
June 30, 2031 and thereafter	—
Total undiscounted lease payments	$3,125
Discount based on incremental borrowing rate	(266)
Present value of lease liability	$2,859
Operating lease liabilities, current	1,027
Operating lease liabilities, non-current	1,832

The weighted average remaining lease term of these office rental arrangements as of June 30, 2025 is 3.1 years. The lease expenses for these office rental arrangements for the six-month periods ended June 30, 2024 and 2025 were $241 and $831, respectively, and are included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements.